SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Subsidiary	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Tax [Abstract]
Income tax rate	0.00%
Income tax expense	$ 59,000	$ 64,000	$ 71,000
Norwegian Tax Administration [Member]
Income Tax [Abstract]
Number of wholly owned subsidiaries | Subsidiary	2
Income tax rate	22.00%	22.00%	22.00%
Income tax expense	$ 59,000	$ 64,000	$ 71,000